CONDENSED CONSOLIDATED BALANCE SHEET (Q3) - USD ($) $ in Millions	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 3,848			$ 952	$ 862			$ 1,129	$ 1,324
Accounts receivable, net (Note 5 and Note 6)	2,872			2,726				2,673
Contract assets, current	753			622				566
Inventories, net	1,581			1,332				1,363
Other assets, current	280			327				378	341
Total Current Assets	9,334			5,959				6,109	6,000
Future income tax benefits	439			500				398
Fixed assets, net	1,676			1,663				1,653	1,684
Operating lease right-of-use assets	823			832				0
Intangible assets, net	1,024			1,083				1,214
Goodwill	9,906			9,884				9,849	10,065
Pension and post-retirement assets	574			490				441
Equity method investments	1,696			1,739				1,770
Other assets	256			256				303
Total Assets	25,728			22,406				21,737
Current liabilities:
Accounts payable (Note 5)	2,019			1,701				1,944
AccruedLiabilitiesCurrent	2,445			2,088
Contract liabilities, current	495			443				448
Current portion of long-term debt	223			237
Total Current Liabilities	5,182			4,469				4,466
Long-term debt	11,751			82
Future pension and post-retirement obligations	473			456				419
Future income tax obligations (Note 5 and Note 14)	471			1,099				1,280
Operating lease liabilities	676			682				0
Other long-term liabilities (Note 5)	1,738			1,183
Total Liabilities	20,291			7,971				7,468
Commitments and contingent liabilities (Note 18)
Equity
UTC Net investment	0			15,355				15,132
Common stock, par value $0.01; 4,000,000,000 shares authorized; 866,687,269 shares issued and outstanding as of September 30, 2020	9			0
Additional paid-in capital	5,327			0
Retained earnings	932			0
Accumulated other comprehensive loss	(1,172)			(1,253)				(1,215)
Non-controlling interest	341			333				352
Total Equity	5,437	$ 4,366	$ 3,026	14,435	$ 14,644	$ 14,960	$ 14,690	14,269	$ 14,784	$ 14,960
Total Liabilities and Equity	$ 25,728			$ 22,406				$ 21,737